UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 13, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $437,135 (thousands)

List of Other Included Managers: NONE


























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

                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/05
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
Accenture Ltd.                 COM        G1150G111    15748  652100.0000  SH        SOLE             652100.0000
                                                         284   11780.0000  SH       OTHER              11780.0000
Amylin Pharmaceutical          COM        032346108      350   20000.0000  SH        SOLE              20000.0000
Biomet Inc.                    COM        090613100     9648  265782.0000  SH        SOLE             265782.0000
                                                         211    5815.0000  SH       OTHER               5815.0000
Bristol-Myers Squibb           COM        110122108     1918   75350.0000  SH       OTHER              75350.0000
Celgene Corp.                  COM        151020104    21239  623752.0000  SH        SOLE             623752.0000
                                                         357   10490.0000  SH       OTHER              10490.0000
Cendant Corporation            COM        151313103     9987  486215.1920  SH        SOLE             486215.1920
                                                         198    9635.0000  SH       OTHER               9635.0000
Centex Corporation             COM        152312104      687   12000.0000  SH        SOLE              12000.0000
Cephalon Inc.                  COM        156708109    16831  359400.0000  SH        SOLE             359400.0000
                                                         292    6245.0000  SH       OTHER               6245.0000
Chesapeake Energy              COM        165167107    26187 1193588.7440  SH        SOLE            1193588.7440
                                                        1058   48205.0000  SH       OTHER              48205.0000
Comcast Cl A Special           COM        20030N200    19323  577828.0000  SH        SOLE             577828.0000
                                                         396   11840.0000  SH       OTHER              11840.0000
ConocoPhillips                 COM        20825C104    18626  172723.0000  SH        SOLE             172723.0000
                                                         439    4075.0000  SH       OTHER               4075.0000
Covance Inc.                   COM        222816100    18684  392442.0000  SH        SOLE             392442.0000
                                                         346    7275.0000  SH       OTHER               7275.0000
Danaher Corporation            COM        235851102    16403  307119.0000  SH        SOLE             307119.0000
                                                         370    6930.0000  SH       OTHER               6930.0000
Diageo PLC ADS                 COM        25243Q205    13320  234100.0000  SH        SOLE             234100.0000
                                                         286    5035.0000  SH       OTHER               5035.0000
Diana Shipping, Inc.           COM        Y2066G104      248   15000.0000  SH        SOLE              15000.0000
Dow Chemical Company           COM        260543103    12709  254939.0000  SH        SOLE             254939.0000
                                                         239    4790.0000  SH       OTHER               4790.0000
Dun & Bradstreet Corp.         COM        26483E100    11483  186860.0000  SH        SOLE             186860.0000
                                                         152    2475.0000  SH       OTHER               2475.0000
Edwards Lifesciences           COM        28176E108    19188  443956.0000  SH        SOLE             443956.0000
                                                         437   10105.0000  SH       OTHER              10105.0000
International Game Tech        COM        459902102     9758  366011.0000  SH        SOLE             366011.0000
                                                         193    7230.0000  SH       OTHER               7230.0000
Kerr-McGee Corp.               COM        492386107    15548  198490.0000  SH        SOLE             198490.0000
                                                         420    5360.0000  SH       OTHER               5360.0000
Lennar Corp cl A               COM        526057104      680   12000.0000  SH        SOLE              12000.0000
Lockheed Martin Corp.          COM        539830109     7521  123170.9780  SH        SOLE             123170.9780
                                                          76    1245.0000  SH       OTHER               1245.0000
Lowes Companies Inc.           COM        548661107    13190  231030.0000  SH        SOLE             231030.0000
                                                         150    2620.0000  SH       OTHER               2620.0000
OGE Energy Corp.               COM        670837103       34    1245.0000  SH        SOLE               1245.0000
                                                         175    6500.0000  SH       OTHER               6500.0000
PETCO Animal Supplies          COM        716016209    14768  401195.0000  SH        SOLE             401195.0000
                                                         336    9130.0000  SH       OTHER               9130.0000
PHH Corp.                      COM        693320202      552   25248.2500  SH        SOLE              25248.2500
                                                          11     521.0000  SH       OTHER                521.0000
Pharmaceut. Product Dev.       COM        717124101    19075  393703.0000  SH        SOLE             393703.0000
                                                         360    7425.0000  SH       OTHER               7425.0000
Pulte Corporation              COM        745867101      736   10000.0000  SH        SOLE              10000.0000
Rockwell Automation            COM        773903109    18196  321260.0000  SH        SOLE             321260.0000
                                                         324    5715.0000  SH       OTHER               5715.0000
Sanofi-Aventis ADS             COM        80105N105    19901  470035.0000  SH        SOLE             470035.0000
                                                         395    9335.0000  SH       OTHER               9335.0000
St. Joe Company                COM        790148100    23663  351603.2730  SH        SOLE             351603.2730
                                                        1248   18540.0000  SH       OTHER              18540.0000
St. Paul Travelers Co.         COM        792860108    12872  350454.0000  SH        SOLE             350454.0000
                                                         207    5635.0000  SH       OTHER               5635.0000
Walgreen Company               COM        931422109     2710   61000.0000  SH       OTHER              61000.0000
Wipro Limited                  COM        97651M109     2799  137115.0000  SH        SOLE             137115.0000
                                                         144    7055.0000  SH       OTHER               7055.0000
Wyeth                          COM        983024100     3670   87000.0000  SH       OTHER              87000.0000
XTO Energy Inc.                COM        98385X106    20563  626147.6906  SH        SOLE             626147.6906
                                                         356   10844.0000  SH       OTHER              10844.0000
Zimmer Holdings Inc.           COM        98956P102     7663   98479.0000  SH        SOLE              98479.0000
                                                         953   12245.0000  SH       OTHER              12245.0000
Thornburg Mortg Pf C           PFD        885218305      245   10000       SH        SOLE              10000


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